Credit Quality of Financing Receivables and the Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2011
Impaired Loans and Valuation Allowance Disclosure

The following table provides information about the allowance for credit losses as of March 31, 2011:

	March 31, 2011
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans*	Direct financing leases	Total
Allowance for Credit Losses:
Ending Balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150

Individually Evaluated for Impairment	3,016	23,123	55,170	16,014	0	97,323
Not Individually Evaluated for Impairment	14,080	4,303	15,802	1,441	21,201	56,827

Financing receivables:
Ending Balance	¥840,419	¥952,573	¥1,065,119	¥111,335	¥830,853	¥3,800,299

Individually Evaluated for Impairment	8,312	73,029	194,005	36,685	0	312,031
Not Individually Evaluated for Impairment	832,107	879,544	871,114	74,650	830,853	3,488,268

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).

	March 31, 2011
	Millions of U.S. dollars
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans*	Direct financing leases	Total
Allowance for Credit Losses:
Ending Balance	$206	$329	$854	$210	$255	$1,854

Individually Evaluated for Impairment	36	278	663	193	0	1,170
Not Individually Evaluated for Impairment	170	51	191	17	255	684

Financing receivables:
Ending Balance	$10,108	$11,456	$12,809	$1,339	$9,992	$45,704

Individually Evaluated for Impairment	100	879	2,333	441	0	3,753
Not Individually Evaluated for Impairment	10,008	10,577	10,476	898	9,992	41,951

Impaired Financing Receivables Table

The following table provides information about the impaired loans as of March 31, 2011:

	March 31, 2011
	Millions of Yen
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded *1:		¥68,282	¥68,183	¥0
Consumer borrowers	Housing loans	2,259	2,259	0
	Other	0	0	0
Corporate borrowers		66,023	65,924	0
Non-recourse loans	Japan	9,465	9,443	0
	U.S	4,579	4,579	0
Other	Real estate companies	14,532	14,516	0
	Entertainment companies	17,080	17,031	0
	Other	20,367	20,355	0
Purchased loans		0	0	0
With an allowance recorded *2:		243,749	242,843	97,323
Consumer borrowers	Housing loans	6,053	6,052	3,016
	Other	0	0	0
Corporate borrowers		201,011	200,106	78,293
Non-recourse loans	Japan	11,953	11,895	4,421
	U.S	47,032	46,786	18,702
Other	Real estate companies	79,075	78,808	30,552
	Entertainment companies	12,517	12,486	4,114
	Other	50,434	50,131	20,504
Purchased loans		36,685	36,685	16,014

Total:		¥312,031	¥311,026	¥97,323

Consumer borrowers		8,312	8,311	3,016

Corporate borrowers		267,034	266,030	78,293

Non-recourse loans		73,029	72,703	23,123

Other		194,005	193,327	55,170

Purchased loans		36,685	36,685	16,014

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts due are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts due are not considered to be collectible.

	March 31, 2011
	Millions of U.S. dollars
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		$822	$820	$0
Consumer borrowers	Housing loans	27	27	0
	Other	0	0	0
Corporate borrowers		795	793	0
Non-recourse loans	Japan	114	114	0
	U.S	55	55	0
Other	Real estate companies	175	175	0
	Entertainment companies	205	205	0
	Other	246	244	0
Purchased loans		0	0	0
With an allowance recorded *2:		2,931	2,921	1,170
Consumer borrowers	Housing loans	73	73	36
	Other	0	0	0
Corporate borrowers		2,417	2,407	941
Non-recourse loans	Japan	144	143	53
	U.S	566	563	225
Other	Real estate companies	951	948	367
	Entertainment companies	151	150	49
	Other	605	603	247
Purchased loans		441	441	193

Total:		$3,753	$3,741	$1,170

Consumer borrowers		100	100	36

Corporate borrowers		3,212	3,200	941

Non-recourse loans		879	875	278

Other		2,333	2,325	663

Purchased loans		441	441	193

Financing Receivable Credit Quality Indicators Table

The following table provides information about the credit quality indicators as of March 31, 2011:

	March 31, 2011
	Millions of yen
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥807,194	¥8,312	¥9,972	¥18,284	¥825,478
	Other	14,876	0	65	65	14,941
Corporate borrowers		1,750,658	267,034	0	267,034	2,017,692
Non-recourse loans	Japan	282,222	21,418	0	21,418	303,640
	U.S	597,322	51,611	0	51,611	648,933
Other	Real estate companies	292,607	93,607	0	93,607	386,214
	Entertainment companies	115,876	29,597	0	29,597	145,473
	Other	462,631	70,801	0	70,801	533,432
Purchased loans		74,650	36,685	0	36,685	111,335
Direct financing leases	Japan	624,919	0	17,908	17,908	642,827
	Overseas	183,147	0	4,879	4,879	188,026

Total		¥3,455,444	¥312,031	¥32,824	¥344,855	¥3,800,299

	March 31, 2011
	Millions of U.S. dollars
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	$9,708	$100	$120	$220	$9,928
	Other	179	0	1	1	180
Corporate borrowers		21,053	3,212	0	3,212	24,265
Non-recourse loans	Japan	3,394	258	0	258	3,652
	U.S	7,183	621	0	621	7,804
Other	Real estate companies	3,519	1,126	0	1,126	4,645
	Entertainment companies	1,394	356	0	356	1,750
	Other	5,563	851	0	851	6,414
Purchased loans		898	441	0	441	1,339
Direct financing leases	Japan	7,516	0	215	215	7,731
	Overseas	2,202	0	59	59	2,261

Total		$41,556	$3,753	$395	$4,148	$45,704

Financing Receivables Past Due

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2011:

	March 31, 2011
	Millions of yen
		Past-Due Financing Receivables
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due	Total Financing Receivables	Non-Accrual
Consumer borrowers	Housing loans	¥4,119	¥15,031	¥19,150	¥825,478	¥15,031
	Other	0	65	65	14,941	65
Corporate borrowers		120,127	125,826	245,953	2,017,692	125,826
Non-recourse loans	Japan	5,697	9,925	15,622	303,640	9,925
	U.S	97,114	19,747	116,861	648,933	19,747
Other	Real estate companies	4,556	54,566	59,122	386,214	54,566
	Entertainment companies	3,093	5,487	8,580	145,473	5,487
	Other	9,667	36,101	45,768	533,432	36,101
Direct financing leases	Japan	3,307	17,908	21,215	642,827	17,908
	Overseas	2,500	4,879	7,379	188,026	4,879

Total		¥130,053	¥163,709	¥293,762	¥3,688,964	¥163,709

	March 31, 2011
	Millions of U.S. dollars
	Class	Past-Due Financing Receivables
		30-89 Days Past-Due	90 Days or More Past-Due	Total Past Due	Total Financing Receivables	Non-Accrual
Consumer borrowers	Housing loans	$50	$181	$231	$9,928	$181
	Other	0	1	1	180	1
Corporate borrowers		1,444	1,513	2,957	24,265	1,513
Non-recourse loans	Japan	69	119	188	3,652	119
	U.S	1,168	237	1,405	7,804	237
Other	Real estate companies	55	656	711	4,645	656
	Entertainment companies	37	66	103	1,750	66
	Other	115	435	550	6,414	435
Direct financing leases	Japan	40	215	255	7,731	215
	Overseas	30	59	89	2,261	59

Total		$1,564	$1,969	$3,533	$44,365	$1,969